Business Combinations - Acquisitions and Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2012 Ensighta Security, Inc. [Member]	Dec. 20, 2012 Ensighta Security, Inc. [Member] Developed technology [Member]	Dec. 30, 2013 Mandiant, Inc. [Member]	Dec. 30, 2013 Mandiant, Inc. [Member] Customer relationships [Member]	Sep. 03, 2013 Secure DNA [Member]	Sep. 03, 2013 Secure DNA [Member] Developed technology [Member]	Sep. 03, 2013 Secure DNA [Member] Customer relationships [Member]
Business Acquisition [Line Items]
Net acquired tangible assets						$ 9,629
Finite-lived intangible assets							66,000		1,300	1,900
Identifiable intangible assets					3,378	275,500
Deferred tax liabilities				(1,274)		(90,105)		(1,290)
Net assets acquired				(190)				665
Goodwill	706,327	1,274	0	1,274		702,631		2,302
Fair value of total consideration transferred				$ 3,188		$ 897,655		$ 4,877